Debt - Summary of Credit Agreements (Details) $ in Thousands										3 Months Ended
	Nov. 08, 2018	Oct. 03, 2018	Sep. 21, 2018	Sep. 13, 2018	Sep. 11, 2018	Jun. 21, 2018	Dec. 13, 2017	Dec. 05, 2017	Dec. 22, 2015	Dec. 31, 2017	Dec. 31, 2019 USD ($)	Aug. 28, 2019	Jul. 23, 2019	Jul. 19, 2019	Jul. 14, 2019	Jun. 17, 2019	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Number of vessels											58
Long-term Debt											$ 383,191
Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross											738,699						$ 767,365
Secured Debt | $330 Million Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross											0						140,677
Secured Debt | $42 Million Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross											$ 0						14,105
Secured Debt | $12.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels											0
Line of Credit Facility, Commitment Fee Percentage									0.00%
Debt Instrument, Maturity Date, Description									December 22, 2020
Long-term Debt, Gross											$ 8,617						9,400
Debt Instrument, Collateral Amount											27,592
Debt Instrument, Unused Borrowing Capacity, Amount											$ 0
Secured Debt | $12.5 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									3.00%
Secured Debt | $27.3 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels											0
Line of Credit Facility, Commitment Fee Percentage									1.18%
Debt Instrument, Maturity Date, Description									5 years from each drawdown
Long-term Debt, Gross											$ 8,813						9,008
Debt Instrument, Collateral Amount											28,309
Debt Instrument, Unused Borrowing Capacity, Amount											0
Secured Debt | $27.3 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									2.95%
Secured Debt | $85.5 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								2.85%
Line of Credit Facility, Commitment Fee Percentage										1.14%
Debt Instrument, Maturity Date, Description										February 15, 2023
Long-term Debt, Gross											46,499						78,972
Debt Instrument, Collateral Amount											85,846
Debt Instrument, Unused Borrowing Capacity, Amount											0
Secured Debt | $38.7 Million Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate							2.85%
Line of Credit Facility, Commitment Fee Percentage										0.9975%
Debt Instrument, Maturity Date, Description										December 13, 2022
Long-term Debt, Gross											10,200						35,100
Debt Instrument, Collateral Amount											19,974
Debt Instrument, Unused Borrowing Capacity, Amount											0
Secured Debt | $12.8 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						2.40%
Line of Credit Facility, Commitment Fee Percentage						0.96%
Debt Instrument, Maturity Date, Description						June 15, 2023
Long-term Debt, Gross											11,475						12,325
Debt Instrument, Collateral Amount											26,336
Debt Instrument, Unused Borrowing Capacity, Amount											1,398
Secured Debt | $30.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.20%
Line of Credit Facility, Commitment Fee Percentage				0.88%
Debt Instrument, Maturity Date, Description				September 18, 2023
Long-term Debt, Gross											27,198						29,420
Debt Instrument, Collateral Amount											59,240
Debt Instrument, Unused Borrowing Capacity, Amount											2,585
Secured Debt | $60.0 Million Credit Facility [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount											2,862
Secured Debt | $60.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels													2
Debt Instrument, Basis Spread on Variable Rate					2.25%
Line of Credit Facility, Commitment Fee Percentage					0.90%
Debt Instrument, Maturity Date, Description					September 14, 2023
Long-term Debt, Gross											26,573						58,797
Debt Instrument, Collateral Amount											54,002
Secured Debt | $184.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels														12
Debt Instrument, Basis Spread on Variable Rate			2.40%
Line of Credit Facility, Commitment Fee Percentage			0.96%
Debt Instrument, Maturity Date, Description			September 21, 2023
Long-term Debt, Gross											130,145						180,229
Debt Instrument, Collateral Amount											338,230
Debt Instrument, Unused Borrowing Capacity, Amount											17,448
Secured Debt | $34.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels																2
Debt Instrument, Basis Spread on Variable Rate		2.35%
Line of Credit Facility, Commitment Fee Percentage		1.175%
Debt Instrument, Maturity Date, Description		October 3, 2025
Long-term Debt, Gross											31,571						34,000
Debt Instrument, Collateral Amount											53,633
Debt Instrument, Unused Borrowing Capacity, Amount											3,000
Secured Debt | $90.0 Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels															6
Debt Instrument, Basis Spread on Variable Rate	2.35%
Line of Credit Facility, Commitment Fee Percentage	1.00%
Debt Instrument, Maturity Date, Description	November 8, 2023
Long-term Debt, Gross											82,100						$ 90,000
Debt Instrument, Collateral Amount											132,989
Debt Instrument, Unused Borrowing Capacity, Amount											$ 8,706
Secured Debt | Kamsarmax | $85.5 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											0
Secured Debt | Kamsarmax | $38.7 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels											0
Secured Debt | Kamsarmax | $12.8 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											1
Secured Debt | Kamsarmax | $30.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											2	2
Secured Debt | Kamsarmax | $60.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											0
Secured Debt | Kamsarmax | $184.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											6
Secured Debt | Kamsarmax | $34.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											2
Secured Debt | Kamsarmax | $90.0 Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											0
Secured Debt | Ultramax | $12.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels											1
Secured Debt | Ultramax | $27.3 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels											1
Secured Debt | Ultramax | $85.5 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											4
Secured Debt | Ultramax | $38.7 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels											1
Secured Debt | Ultramax | $12.8 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											0
Secured Debt | Ultramax | $30.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											0
Secured Debt | Ultramax | $60.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											2
Secured Debt | Ultramax | $184.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											6
Secured Debt | Ultramax | $34.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											0
Secured Debt | Ultramax | $90.0 Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels											6